CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 20,372	$ 7,629
Restricted cash (Note 6)	0	1,000
Trade accounts receivable (including $- and $112 to related party (Note 5))	1,543	1,113
Prepayments and other	966	1,048
Right of use assets from operating leases (Note 6)	0	9,666
Deposit asset (Note 6)	0	2,000
Inventories	564	983
Due from related parties (Note 5)	$ 600	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 24,045	$ 23,439
FIXED ASSETS:
Vessels, net (Note 4(a))	268,466	361,374
Advances for vessels under construction (Note 4(b))	18,207	0
Other fixed assets, net	505	505
Total fixed assets	287,178	361,879
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 7)	1,850	3,000
Advances for asset acquisitions to related party (Note 5)	11,500	24,000
Investments in unconsolidated joint ventures (Note 16)	7,881	8,054
Trade accounts receivable, non-current	1,155	2,400
Total non-current assets	22,386	37,454
Total assets	333,609	422,772
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	11,824	14,202
Due to related parties (Note 5)	$ 139	$ 1,169
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 3,342	$ 1,821
Accrued liabilities	1,521	2,993
Unearned revenue	3,228	6,652
Current portion of Operating lease liabilities (Note 6)	0	6,357
Liability from contract with related party (Note 5)	19,500	0
Total current liabilities	39,554	33,194
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	204,788	245,056
Unearned revenue, non-current	78	102
Total non-current liabilities	204,866	245,158
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	244,420	278,352
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2024 and 2025 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 4,626,197 shares issued and outstanding at December 31, 2024 and 2025 (Note 9)	46	46
Additional paid-in capital	425,433	451,079
Accumulated other Comprehensive Income	697	0
Accumulated deficit	(336,988)	(306,706)
Total stockholders' equity	89,189	144,420
Total liabilities and stockholders' equity	$ 333,609	$ 422,772